Financial Instruments and Fair Value - Schedule of Assets and Liabilities are Considered to have Carrying Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
At fair value:
Subtotal financial assets at fair value	$ 936	$ 763
At amortized cost:
Trade receivables	14,440	11,088
Cash and cash equivalents	46,798	22,380	$ 15,503	$ 58,498
Subtotal financial assets at amortized cost	61,238	33,468
Total financial assets	62,174	34,231
At fair value:
Subtotal financial liabilities at fair value	67,856	66,154
At amortized cost:
Loans and borrowings	51,291	36,207
Lease liabilities	8,773	5,058
Trade payables	8,001	8,811
Subtotal financial liabilities at amortized cost	68,065	50,076
Total financial liabilities	135,921	116,230
Level 3 [Member]
At fair value:
Option to pay GPS earnout in shares	502	763
Right for early repayment of OrbiMed loan	434
At fair value:
GPS contingent consideration	67,284	62,611
Exact Sciences 5-Year Warrants		2,153
NovioGendix contingent consideration	572	1,198
Innovatus derivative instrument		$ 192
At amortized cost:
Total financial liabilities	$ 67,900